Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Current assets:
Cash	$ 24,155,828	$ 21,867,289
Restricted cash	500,000	500,000
Accounts receivable, net	1,861,534	1,257,274
Prepaid expenses and other current assets	1,215,341	577,674
Total current assets	27,732,703	24,202,237
Non-current assets:
Fixed assets, net	131,095
Investment, net	246,308
Capitalized software, net	2,629,304
Intangible assets, net	7,493,975
Goodwill	20,254,309
Other non-current assets	41,925
Total Assets	58,529,619	24,202,237
Current liabilities:
Accounts payable and accrued liabilities	4,861,928	1,818,116
Contingent consideration payable	389,000
Deferred revenue	368,685	624,387
Current portion of long-term debt	6,135,364
Total current liabilities	11,754,977	2,442,503
Long-term debt, less current portion	10,200,236
Total liabilities	21,955,213	2,442,503
Commitments and contingencies (Note 12)
Equity:
Preferred stock, par value $0.0001; 5,000,000 shares authorized, none are issued and outstanding at June 30, 2020 and 2019
Common stock, par value $0.0001; 75,000,000 shares authorized, 13,258,707 issued and outstanding at June 30, 2020, and 10,589,746 shares authorized, issued and outstanding at June 30, 2019	1,321	1,059
Additional paid-in capital	72,906,924	47,325,421
Accumulated other comprehensive income	63,000
Accumulated deficit	(41,101,091)	(25,566,746)
Total stockholders' equity	31,870,154	21,759,734
Noncontrolling interests in consolidated subsidiary	4,704,252
Total equity	36,574,406	21,759,734
Total liabilities and equity	$ 58,529,619	$ 24,202,237